[USAA LOGO APPEARS HERE. (REGISTERED TRADEMARK)]






                               SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                             USAA MONEY MARKET FUND
--------------------------------------------------------------------------------
                                JANUARY 31, 2001







TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      FAREWELL FROM MICKEY ROTH                                         2
      MESSAGE FROM THE PRESIDENT                                        3
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGER                                          5
      FINANCIAL INFORMATION
         Categories and Definitions                                     8
         Portfolio of Investments                                       9
         Notes to Portfolio of Investments                             18
         Statement of Assets and Liabilities                           19
         Statement of Operations                                       20
         Statements of Changes in Net Assets                           21
         Notes to Financial Statements                                 22






IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA MONEY MARKET FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2001, USAA. ALL RIGHTS RESERVED.








                  USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth*            Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT OR INDEX FUNDS. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.

*CLOSED TO NEW INVESTORS.











FAREWELL FROM MICKEY ROTH

[PHOTOGRAPH OF MICHAEL J.C. ROTH, CFA, APPEARS HERE.]

Dear Investor,

After almost 15 years as chief executive officer of USAA Investment Management Company, I have decided to retire. I have often noted that I've been very fortunate to work in a profession that I love in a job that fascinates me. Over the last decade and a half my colleagues and I, and you, have grown our company from a small mutual fund firm with an even smaller brokerage service into a nationally recognized investment company. By serving you, we have built a company whose future is more exciting than even the past few years have been. I am proud of the special bond we have with you, our member.

I am pleased to announce that Chris Claus will assume the leadership of IMCO. Chris joined USAA in 1994 and served most recently as senior vice president of Investment Sales and Service. In this position he oversaw both mutual funds and brokerage services. I am certain he will guide this company with great skill and energy.

It has been my pleasure and honor to serve you.

Sincerely,

Michael J.C. Roth, CFA


USAA BROKERAGE SERVICES IS A DISCOUNT BROKERAGE SERVICE OF USAA INVESTMENT MANAGEMENT COMPANY, A MEMBER OF THE NASD.






MESSAGE FROM THE PRESIDENT

[PHOTOGRAPH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, CHRISTOPHER W. CLAUS, APPEARS HERE.]

--------------------------------------------------------------------------------
- Served USAA from 1994-2000 as head of Investment Sales and Service

- Before joining USAA, was vice president of Equity Trading and Retirement Plans at Norwest Investment Services, Inc. (NISI) in Minneapolis, Minnesota

- Holds a master of business administration degree from the University of St. Thomas in St. Paul, Minnesota, and a bachelor of business administration degree from the University of Minnesota

- Holds NASD Series 7, 63, 24, 4, and 53 securities licenses

- Active member of the Mutual Fund Education Alliance and the Securities Industry Association

- Married with three children
--------------------------------------------------------------------------------

Dear Investor,

I am honored to succeed Mickey Roth as president and chief executive officer of USAA Investment Management Company and welcome the challenge of leading this company to even higher levels of performance and service to you. With the help of IMCO's strong and dedicated management team, we plan to build on the solid foundation that Mickey created for this company during his many years of service.

Our direction for IMCO is straightforward: excellent products and services, convenience, and value for our investors. We want to enhance our existing services and offer new features to make it easier for you to do business. One example is the USAA Investment Account -- a money management concept, long envisioned by Mickey, that we're now building. The account will allow you to hold both USAA mutual funds and brokerage investments in one consolidated account. This will give you one account number for all your investments, one consolidated statement, and overall simplicity and convenience for your money management.

I have always believed that strong investment performance, coupled with USAA's commitment to world-class service, will serve the needs of our investors. All of us at IMCO will work diligently to continue to make this happen.

On behalf of IMCO, I thank you for giving us the opportunity to deliver products and services at an exceptional value. I appreciate your support and continued business.

Sincerely,

Christopher W. Claus

PRESIDENT AND
VICE CHAIRMAN OF THE BOARD










INVESTMENT REVIEW

USAA MONEY MARKET FUND

OBJECTIVE: Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES OF INVESTMENTS: Invests principally in high-quality, U. S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.
--------------------------------------------------------------------------------
                                            1/31/01              7/31/00
--------------------------------------------------------------------------------
  Net Assets                           $3,739.1 Million     $3,427.8 Million
  Net Asset Value Per Share                  $1.00                $1.00
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/01
--------------------------------------------------------------------------------
       7/31/00 to
         1/31/01      1 YEAR       5 YEARS      10 YEARS       7-DAY YIELD
         3.18%(+)      6.23%        5.43%         4.97%           5.81%
--------------------------------------------------------------------------------

+ TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.







                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA Money Market Fund to the iMoneyNet, Inc. Money Fund Averages(Trademark)/First Tier for the period 01/25/2000 through 01/29/2001. The data points from the graph are as follows:

                     USAA MONEY                    IMONEYNET
                     MARKET FUND                    AVERAGE
                     -----------                   ---------
01/25/00                5.41%                        5.10%
02/29/00                5.58%                        5.19%
03/28/00                5.64%                        5.29%
04/25/00                5.75%                        5.39%
05/30/00                6.03%                        5.69%
06/27/00                6.23%                        5.85%
07/31/00                6.25%                        5.90%
08/29/00                6.25%                        5.91%
09/26/00                6.27%                        5.91%
10/31/00                6.25%                        5.91%
11/28/00                6.29%                        5.90%
12/26/00                6.37%                        5.89%
01/29/01                5.84%                        5.47%

DATA REPRESENT THE LAST TUESDAY OF EACH MONTH.
ENDING DATE 01/29/01.

THE GRAPH TRACKS THE USAA MONEY MARKET FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. MONEY FUND AVERAGES(TRADEMARK)/FIRST TIER, AN AVERAGE OF FIRST-TIER MAJOR MONEY MARKET FUND YIELDS.






MESSAGE FROM THE MANAGER

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, PAMELA BLEDSOE NOBLE, CFA, APPEARS HERE.]

HOW DID THE FUND PERFORM FROM JULY 31, 2000, TO JANUARY 31, 2001?

Since our last report to you on July 31, 2000, the USAA Money Market Fund's 7-day yield increased from 6.25%, peaking at a yield of 6.4% on December 29, 2000, and declining to 5.81% on January 31, 2001. As market interest rates decline, the yield on the Fund will reflect these market conditions.

According to iMoneyNet, Inc., the USAA Money Market Fund was ranked 32 out of 296 money market funds for the six months ended January 31, 2001. The total return for the USAA Money Market Fund was 3.18%, compared to an average of 2.99% for all money market funds.


REFER TO THE BOTTOM OF PAGE 4 FOR THE IMONEYNET, INC. DEFINITION.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THIS PERIOD?

During the third quarter of 2000, the U.S. economy began to exhibit the impact of the six interest rate increases that occurred between June 1999 and May 2000. Economic indicators such as the gross domestic product, consumer confidence, industrial production, and retail sales began showing signs of a slowdown in the early fall. These signs continued throughout the recent holiday season. In response to the severity of the slowdown, the Federal Reserve Board (the Fed) reduced the target federal funds rate from 6% to 5.5% on January 31, 2001. This 0.5% move followed a surprise 0.5% rate cut on January 3, 2001, which lowered the federal funds rate from 6.5% to 6%.

The result of market expectations for further interest rate decreases is an inverted yield curve. An inverted yield curve occurs when shorter-term rates yield more than longer-term rates. Until the markets expect the Fed to hold interest rates steady or increase, the yield curve will continue to be inverted.

WHAT WERE YOUR STRATEGIES AND TECHNIQUES FOR INVESTING DURING THE PERIOD?

During the late summer and early fall of 2000, the Fund increased its holdings of variable-rate demand notes and commercial paper. These securities allowed us to respond to changing market conditions without taking additional risk. As we have discussed in the past, variable-rate demand notes have a demand feature that provides the owner the option to sell the bond back to the issuer at par value with a notice of seven days or less. Another attractive feature of these securities is that their interest rate generally is reset weekly. Through the beginning of 2001, these securities continued to compare favorably to fixed-rate instruments.

WHAT IS THE OUTLOOK?

Economic statistics are expected to show weakness in the economy for the first half of 2001. With interest rates already a full 1% lower than at the beginning of January 2001, Wall Street continues to expect further rate reductions by the Fed to stabilize the economy. We believe that by midyear, the economy will have re-balanced and may begin to show signs of stability, which should lead to a friendlier investment environment for money market instruments.







                        CUMULATIVE PERFORMANCE OF $10,000

A chart  in the  form of a line  graph  appears  here,  illustrating  a  $10,000 hypothetical investment in the USAA Money Market Fund for the period of 01/31/1991 through 01/31/2001. The data points from the graph are as follows:

               USAA MONEY
               MARKET FUND
               -----------

01/31/91        $10,000
07/31/91         10,306
01/31/92         10,583
07/31/92         10,792
01/31/93         10,968
07/31/93         11,134
01/31/94         11,298
07/31/94         11,496
01/31/95         11,786
07/31/95         12,127
01/31/96         12,465
07/31/96         12,780
01/31/97         13,111
07/31/97         13,455
01/31/98         13,823
07/31/98         14,188
01/31/99         14,554
07/31/99         14,896
01/31/00         15,290
07/30/00         15,740
01/31/01         16,240

DATA FROM 01/31/91 THROUGH 01/31/01.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.







                                 PORTFOLIO MIX
                                    1/31/01

A pie chart is shown here depicting the Portfolio Mix as of January 31, 2001 of the USAA Money Market Fund to be:

BONDS/NOTES - 37.5%; VARIABLE-RATE DEMAND NOTES - 25.8%; COMMERCIAL PAPER - 28.0%; AND CERTIFICATES OF DEPOSIT - 8.9%.


PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.









USAA MONEY MARKET FUND

CATEGORIES AND DEFINITIONS

PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)


FIXED-RATE INSTRUMENTS - Consist of bonds and notes. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - Provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - Provide the right, on any business day, to sell the security at face value either on that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - Similar to VRDNs in that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.


PORTFOLIO DESCRIPTION ABBREVIATIONS

   CD       Certificate of Deposit           IDB    Industrial Development Board
   COP      Certificate of Participation     MTN    Medium-Term Note
   CP       Commercial Paper                 RB     Revenue Bond
   IDA      Industrial Development
               Authority/Agency

CREDIT ENHANCEMENTS - Add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company, or other corporation, or a collateral trust.

  (LOC)  Enhanced by a bank letter of credit.
  (NBGA) Enhanced by a non-bank guarantee agreement.









USAA MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

JANUARY 31, 2001
(UNAUDITED)

                                                COUPON OR
 PRINCIPAL                                       DISCOUNT
  AMOUNT              SECURITY                     RATE    MATURITY      VALUE
--------------------------------------------------------------------------------
                         FIXED-RATE INSTRUMENTS (42.8%)

            ASSET-BACKED SECURITIES
  $35,594   Lockhart Funding, L.L.C., CP (a),(b)   6.47%   3/15/2001  $   35,325
   13,200   Lockhart Funding, L.L.C., CP (a),(b)   6.56    3/29/2001      13,065
   20,000   Lockhart Funding, L.L.C., CP (a),(b)   6.54    4/16/2001      19,731
   20,313   Lockhart Funding, L.L.C., CP (a),(b)   6.51    5/02/2001      19,983
   12,000   Lockhart Funding, L.L.C., CP (a),(b)   6.21    5/22/2001      11,772
   48,033   MLMI Resecuritization Pass-Through
              Certificates, Series 2000 WM1        6.68   11/27/2001      48,033
   25,000   Windmill Funding Corp., CP
              (LOC) (a),(b)                        6.38    2/12/2001      24,951
   28,545   Windmill Funding Corp., CP
              (LOC) (a),(b)                        5.60    2/14/2001      28,488
--------------------------------------------------------------------------------
                                                                         201,348
--------------------------------------------------------------------------------
            AUTOMOBILES
   20,600   Chrysler Financial Corp., MTN          5.25    5/04/2001      20,523
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL
   50,000   Keycorp, MTN, Series C                 6.75    5/29/2001      49,996
   15,000   Long Lane Master Trust IV,
              CP (a),(b),(c)                       5.96    2/07/2001      14,985
   33,787   Long Lane Master Trust IV,
              CP (a),(b),(c)                       6.59    2/12/2001      33,719
   30,000   Long Lane Master Trust IV,
              CP (a),(b),(c)                       5.73    2/26/2001      29,881
   10,146   Long Lane Master Trust IV,
              CP (a),(b),(c)                       6.39    3/20/2001      10,061
   10,182   Long Lane Master Trust IV,
              CP (a),(b),(c)                       6.27    4/09/2001      10,063
   25,000   Mercantile Safe Deposit & Trust, CD    7.10    8/01/2001      25,000
   20,000   Mercantile Safe Deposit & Trust, CD    6.54   10/01/2001      19,970
   18,000   Mercantile Safe Deposit & Trust, CD    7.22    1/25/2002      18,332
   50,000   Monogram Credit Card Bank of GA,
              CD (NBGA)                            6.62    2/21/2001      50,000
   50,000   National Bank of Canada, Yankee CD     7.09    7/20/2001      49,995
   25,000   Regions Bank, CD                       6.52    7/16/2001      25,000
--------------------------------------------------------------------------------
                                                                         337,002
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER
   24,000   Associates Corp. of North America,
              Senior Notes                         6.75    8/01/2001      24,003
   38,000   Bank of America Corp., Senior Notes    6.65    5/01/2001      37,994
   25,000   Bank of America Corp., N.A., CD        5.46    9/06/2001      25,000
   15,000   Bank of America Corp., N.A., Notes     6.69    9/20/2001      15,101
   50,000   Deutsche Bank AG, Yankee CD            6.72    2/09/2001      50,000
   25,000   Deutsche Bank AG, Yankee CD            6.78    9/11/2001      24,996
   28,500   Macquarie Bank Ltd., CP                6.26    3/22/2001      28,257
   25,000   UBS, Yankee CD                         7.23    6/12/2001      24,998
--------------------------------------------------------------------------------
                                                                         230,349
--------------------------------------------------------------------------------
            CHEMICALS - SPECIALTY
   50,000  Dow Chemical Co., CP                    5.76    2/01/2001      50,000
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES
   29,691   Georgia Power Co., CP                  6.00    2/01/2001      29,691
   16,000   Georgia Power Co., CP                  6.54    2/14/2001      15,962
   50,000   Northern States Power-Minnesota, CP    6.70    2/14/2001      49,879
   25,000   Northern States Power-Minnesota, CP    6.27    3/09/2001      24,843
   25,000   Northern States Power-Minnesota, CP    6.23    3/14/2001      24,823
   15,000   Northern States Power-Minnesota, CP    5.43    5/07/2001      14,785
--------------------------------------------------------------------------------
                                                                         159,983
--------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES - MUNICIPAL
   17,240   Nebraska Public Power District CP      5.78    4/05/2001      17,240
--------------------------------------------------------------------------------
            FINANCE - CONSUMER
   30,000   Ford Motor Credit, MTN                 7.06    6/06/2001      30,009
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED
   25,000   General Electric Capital Corp., MTN,
              Series A                             7.38    5/23/2001      25,000
--------------------------------------------------------------------------------
            HEALTH CARE - HMOS
   20,000   Trigon Healthcare, Inc., CP (a),(b)    5.95    2/16/2001      19,950
   14,700   Trigon Healthcare, Inc., CP (a),(b)    5.80    2/26/2001      14,641
   35,000   Trigon Healthcare, Inc., CP (a),(b)    5.86    2/27/2001      34,852
   30,000   Trigon Healthcare, Inc., CP (a),(b)    5.75    2/28/2001      29,871
   16,000   UnitedHealth Group, Inc., CP (a),(b)   6.02    2/22/2001      15,944
   27,000   UnitedHealth Group, Inc., CP (a),(b)   6.66    2/26/2001      26,875
   32,500   UnitedHealth Group, Inc., CP (a),(b)   6.68    2/28/2001      32,337
--------------------------------------------------------------------------------
                                                                         174,470
--------------------------------------------------------------------------------
            HEALTH CARE - MISCELLANEOUS
   35,000   Baxter International, Inc., CP         6.77    2/05/2001      34,974
   20,000   Baxter International, Inc., CP         6.70    2/23/2001      19,918
   30,000   Baxter International, Inc., CP         6.61    3/02/2001      29,840
--------------------------------------------------------------------------------
                                                                          84,732
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES
   20,611   Eaton Corp., CP (a),(b)                5.85    2/16/2001      20,561
   35,989   Eaton Corp., CP (a),(b)                5.65    3/07/2001      35,797
   25,000   Eaton Corp., CP (a),(b)                5.75    3/22/2001      24,804
--------------------------------------------------------------------------------
                                                                          81,162
--------------------------------------------------------------------------------
            OIL - INTERNATIONAL INTEGRATED
   30,000   Texaco Capital, Inc., MTN,
              Series 1999                          6.65    2/12/2001      29,999
--------------------------------------------------------------------------------
            PHOTOGRAPHY - IMAGING
   27,000   Eastman Kodak Co., CP                  5.44    5/02/2001      26,633
   15,000   Eastman Kodak Co., MTN                 6.50    8/15/2001      15,078
--------------------------------------------------------------------------------
                                                                          41,711
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE
   25,000   AT&T Corp., CP Notes (a),(b)           7.09    7/13/2001      25,000
--------------------------------------------------------------------------------
            TELEPHONES
   40,000   British Telecommunications plc, CP     6.54    2/08/2001      39,949
--------------------------------------------------------------------------------
            TOBACCO
   25,000   Philip Morris Cos., Inc., CP           6.56    3/02/2001      24,868
   26,380   Philip Morris Cos., Inc., CP           5.45    4/12/2001      26,100
--------------------------------------------------------------------------------
                                                                          50,968
--------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,599,445)            1,599,445
--------------------------------------------------------------------------------
                                PUT BONDS (8.9%)

            ELECTRIC UTILITIES
   65,000   IDB of Columbia, AL, RB, Series
              1997 (NBGA)(b)                       6.55   11/01/2021      65,000
--------------------------------------------------------------------------------
            ELECTRIC/GAS UTILITIES - MUNICIPAL
   33,300   New York State Power Authority
              Revenue & General Purpose Bond,
              Series B                             6.05    2/15/2015      33,271
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT
   24,375   Allied-Signal, Inc., Dealer
              Remarketable Notes (NBGA)            5.75    3/15/2011      24,346
--------------------------------------------------------------------------------
            HOSPITALS
   15,250   Metrocrest, TX, Hospital Auth., RB,
              Series 1989B (LOC)                   6.58    8/01/2008      15,141
--------------------------------------------------------------------------------
            OIL & GAS - REFINING/MANUFACTURING
   51,000   IDA of Gulf Coast, RB, Series
              1998 (LOC)                           6.62    8/01/2028      51,000
   45,000   IDB of the Parish of Calcasieu, LA,
              Inc., Environmental RB, Series 1996
              (LOC)                                6.56    7/01/2026      45,000
   30,215   Port Arthur, TX, Navigation District,
              RB, Series 1998 (NBGA)(b)            6.05    6/01/2018      30,215
--------------------------------------------------------------------------------
                                                                         126,215
--------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX
   70,200   Anaheim, CA, COP (LOC)                 6.08   12/01/2022      70,200
--------------------------------------------------------------------------------
            Total put bonds (cost: $334,173)                             334,173
--------------------------------------------------------------------------------
                       VARIABLE-RATE DEMAND NOTES (25.8%)

            ASSET-BACKED SECURITIES
   13,044   Capital One Funding Corp.,
              Notes (LOC)                          5.85   10/01/2015      13,044
   21,855   Capital One Funding Corp.,
              Notes (LOC)                          5.85    7/02/2018      21,855
   22,373   Cornerstone Funding Corp. I, Notes,
              Series 2000A (LOC)                   5.65    4/01/2020      22,373
   11,930   Cornerstone Funding Corp. I, Notes,
              Series 2000B (LOC)                   5.70   12/01/2020      11,930
--------------------------------------------------------------------------------
                                                                          69,202
--------------------------------------------------------------------------------
            AUTOMOBILES
    7,715   Columbus, GA, Development Auth.,
              RB (LOC)                             5.71    9/01/2013       7,715
--------------------------------------------------------------------------------
            AUTO PARTS
   14,400   Alabama IDA, RB (Rehau Project) (LOC)  5.88   10/01/2019      14,400
    9,255   Bardstown, KY, RB, Series 1994 (LOC)   5.87    6/01/2024       9,255
   11,275   Bardstown, KY, RB, Series 1995 (LOC)   5.87    3/01/2025      11,275
--------------------------------------------------------------------------------
                                                                          34,930
--------------------------------------------------------------------------------
            BEVERAGES - NONALCOHOLIC
   20,000   T3 Holdings, Inc., Bonds, Series
              1998 (LOC)                           5.63    5/01/2008      20,000
--------------------------------------------------------------------------------
            BROADCASTING - RADIO & TV
   38,700   New Jersey Economic Development
              Auth., RB, Series 1997A (NBGA) (b)   6.54   10/01/2021      38,700
--------------------------------------------------------------------------------
            ELECTRIC UTILITIES
   48,800   Sempra Energy Employee Stock Trust,
              Senior Notes (NBGA) (b)              5.83   11/01/2014      48,800
--------------------------------------------------------------------------------
            ELECTRICAL EQUIPMENT
   14,000   Mississippi Business Finance Corp.,
              RB, Series 1998 (NBGA) (b)           6.54    2/01/2023      14,000
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED
   16,525   KBL Capital Fund, Inc., Notes,
              Series A (LOC)                       5.76    5/01/2027      16,525
--------------------------------------------------------------------------------
            GAMING COMPANIES
   21,000   Detroit, MI, Economic Development
              Corp., RB, Series 1999A (LOC)        5.79    5/01/2009      21,000
   41,830   Detroit, MI, Economic Development
              Corp., RB, Series 1999C (LOC)        5.81    5/01/2009      41,830
--------------------------------------------------------------------------------
                                                                          62,830
--------------------------------------------------------------------------------
            GENERAL OBLIGATIONS
   15,245   San Bernardino County, CA, COP, (Glen
              Helen Project), Series 1995D (LOC)   5.75    3/01/2024      15,245
--------------------------------------------------------------------------------
            HEALTH CARE - MISCELLANEOUS
   15,000   B. Braun Medical, Inc., Taxable Demand
              Revenue Notes, Series 2000 (LOC)     5.82    2/01/2015      15,000
--------------------------------------------------------------------------------
            HEALTH CARE - SPECIALIZED SERVICES
   13,355   American Health Care Centers, Inc.,
              Notes, Series 1999 (LOC)             5.82    2/01/2019      13,355
    5,800   Mason City Clinic, P.C., IA, Bonds,
              Series 1992 (LOC)                    5.65    9/01/2022       5,800
    7,915   Navigator Ventures, L.L.C., Notes,
              Series 1997 (LOC)                    5.76    5/01/2027       7,915
--------------------------------------------------------------------------------
                                                                          27,070
--------------------------------------------------------------------------------
            HOME FURNISHINGS & APPLIANCES
   16,200   Mississippi Business Finance Corp.,
              RB (LOC)                             5.79    6/01/2015      16,200
--------------------------------------------------------------------------------
            HOSPITALS
   19,500   Crouse Health Hospital, Inc., RB,
              Series 1996 (LOC)                    6.00    7/01/2017      19,500
   15,300   Dome Corp., Bonds, Series 1991 (LOC)   5.71    8/31/2016      15,300
   11,375   Indiana Health Facility Financing
              Auth., RB (LOC)                      5.79    1/01/2019      11,375
   15,000   Infirmary Health Systems Special
              Care, RB (LOC)                       5.77    1/01/2024      15,000
--------------------------------------------------------------------------------
                                                                          61,175
--------------------------------------------------------------------------------
            LEISURE TIME
    8,870   Fox Valley Ice Arena, IL, RB,
              Series 1997 (LOC)                    5.67    7/01/2027       8,870
   13,370   Greenville, SC, Memorial Auditorium
              District Public Facilities COP,
              Series 1996C (LOC)                   5.75    9/01/2014      13,370
--------------------------------------------------------------------------------
                                                                          22,240
--------------------------------------------------------------------------------
            LODGING/HOTELS
   15,650   Central Michigan Inns, RB, Series
              1998A (LOC)                          5.85   11/01/2028      15,650
    4,300   Sojourn Projects, Taxable Demand
              Notes (LOC)                          5.87    9/01/2022       4,300
--------------------------------------------------------------------------------
                                                                          19,950
--------------------------------------------------------------------------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES
   12,500   HHH Investment Co., RB, Series
              1999 (LOC)                           5.85    7/01/2029      12,500
--------------------------------------------------------------------------------
            MANUFACTURING - SPECIALIZED
   13,222   Loma Co. L.L.C. Floating Rate,
              Option Notes (LOC)                   5.85   12/01/2008      13,222
   12,250   Savannah, GA, Economic Development
              Auth., RB, Series 1998 (LOC)         5.72    6/01/2018      12,250
    9,340   Southland Tube, Inc., Notes,
              Series 1999 (LOC)                    5.70    6/01/2010       9,340
   13,000   Sterling Pipe & Tube Inc., Taxable
              Demand Notes, Series 2000 (LOC)      5.79   11/01/2012      13,000
--------------------------------------------------------------------------------
                                                                          47,812
--------------------------------------------------------------------------------
            MULTIFAMILY HOUSING
   11,920   Arbor Station IV, L.L.C., Notes,
              Series 1999A (LOC)                   6.00    2/01/2024      11,920
--------------------------------------------------------------------------------
            NURSING/CONTINUING CARE CENTERS
   21,790   Chestnut Partnership, Bonds (LOC)      5.80    1/01/2029      21,790
   10,520   Colorado Health Facilities Auth., RB,
              Series 1996C (LOC)                   5.75   11/01/2026      10,520
   28,275   Lincolnwood Funding Corp., RB,
              Series 1995A (LOC)                   5.80    8/01/2015      28,275
    9,840   Missouri Health and Educational
              Facilities Auth., RB, Series
              1996B (LOC)                          5.80   12/01/2016       9,840
--------------------------------------------------------------------------------
                                                                          70,425
--------------------------------------------------------------------------------
            PAPER & FOREST PRODUCTS
   13,622   Bancroft Bag, Inc., Notes, Series
              1998 (LOC)                           5.85   11/01/2008      13,622
   14,120   Mac Papers Inc., Demand Bonds (LOC)    5.82    8/03/2015      14,120
    8,760   Tim-Bar Corp., RB, Series 1998 (LOC)   5.73    9/01/2010       8,760
    9,100   Willacoochie, GA, Development Auth.,
              RB, Series 1997 (LOC)                5.63    5/01/2027       9,100
--------------------------------------------------------------------------------
                                                                          45,602
--------------------------------------------------------------------------------
            REAL ESTATE - OTHER
   10,000   Cornerstone Funding Corp. I, Bonds,
              Series 2000C                         5.65   12/01/2020      10,000
   13,875   Dellagnese Properties L.L.C., Taxable
              Demand Notes, Series 2000 (LOC)      5.87   11/01/2025      13,875
   13,820   First Illinois Funding Corp. Project,
              RB, Series 1996 (LOC)                5.67    9/01/2026      13,820
   14,220   HGR-1, L.L.C., Notes, Series
              1996 (LOC)                           5.85    9/15/2046      14,220
   10,340   Houston County, GA, IDA, RB, Series
              1997 (LOC)                           5.75    8/01/2012      10,340
   12,000   JPV Capital L.L.C., Notes (LOC)        5.85   12/01/2039      12,000
   33,725   LAM Funding L.L.C., Notes (LOC)        5.76   12/15/2027      33,725
   24,510   Mayfair At Great Neck, NY, Bonds,
              Series 1997 (LOC)                    5.90    1/01/2023      24,510
    6,650   Physicians Real Estate, L.L.P., Notes,
              Series 1998 (LOC)                    5.65    2/01/2018       6,650
   10,085   Pierce Memorial Baptist Home, Inc.,
              Bonds, Series 1999 (LOC)             5.65   10/01/2028      10,085
   11,060   PRA at Glenwood Hills Corporate
              Centre, L.L.C., Notes, Series
              1997 (LOC)                           5.76    8/01/2027      11,060
   13,010   Sbar Piperno Co., RB, Series
              1998 (LOC)                           5.68    9/01/2012      13,010
   22,800   SF Tarns L.L.C., RB (LOC)              5.81   12/01/2025      22,800
    7,960   Shepherd Capital, L.L.C., Notes (LOC)  5.85    7/15/2047       7,960
--------------------------------------------------------------------------------
                                                                         204,055
--------------------------------------------------------------------------------
            RETAIL - DEPARTMENT STORES
   18,080   Belk, Inc., RB, Series 1998 (LOC)      5.82    7/01/2008      18,080
--------------------------------------------------------------------------------
            SPECIAL ASSESSMENT/TAX
   25,500   County of Cuyahoga, OH, RB, Series
              1992B (LOC)                          5.85    6/01/2022      25,500
--------------------------------------------------------------------------------
            TEXTILES - HOME FURNISHINGS
   10,000   Alabama IDA, RB (Fieldcrest Project)
              (LOC)                                6.10    7/01/2021      10,000
--------------------------------------------------------------------------------
            WASTE MANAGEMENT
   11,500   Texas Disposal Systems, Inc., Notes
              (LOC)                                6.10    5/01/2012      11,500
--------------------------------------------------------------------------------
            WATER/SEWER UTILITIES - MUNICIPAL
   18,040   Hesperia, CA, Public Financing Auth.,
              RB, Series 1998A (LOC)               5.87    6/01/2026      18,040
--------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $965,016)            965,016
--------------------------------------------------------------------------------
                         ADJUSTABLE-RATE NOTES (22.7%)

            AGRICULTURAL PRODUCTS
   25,000   Cargill, Inc., MTN (b)                 6.59    3/12/2001      25,001
--------------------------------------------------------------------------------
            BANKS - MAJOR REGIONAL
   30,000   American Express Centurion Bank Notes  5.68    3/29/2001      30,000
   30,000   Comerica Bank N.A., Notes              5.77    4/20/2001      29,997
   30,000   Comerica Bank N.A., Notes              6.00    6/07/2001      29,996
   50,000   Credit Suisse First Boston, MTN (b)    5.90    8/17/2001      50,000
   16,000   Fleet Boston Financial Corp., MTN      6.65    3/09/2001      16,001
   40,000   Key Bank N.A., MTN                     6.45    6/05/2001      39,993
   20,000   National Bank of Commerce, CD          5.94    7/20/2001      20,005
   40,000   Northern Rock plc, Notes (b)           5.95    2/12/2001      40,000
--------------------------------------------------------------------------------
                                                                         255,992
--------------------------------------------------------------------------------
            BANKS - MONEY CENTER
   30,000   Associates Corp. of N.A., Notes        5.78    3/16/2001      29,998
   60,000   Macquarie Bank Ltd., Notes             6.75   11/27/2001      59,983
--------------------------------------------------------------------------------
                                                                          89,981
--------------------------------------------------------------------------------
            FINANCE - CONSUMER
   68,000   American General Finance Corp., MTN    6.83    9/14/2001      68,101
   35,000   American Honda Finance Corp., MTN (b)  6.04    2/08/2001      35,000
   25,000   American Honda Finance Corp., MTN (b)  6.57    6/12/2001      25,000
   15,000   American Honda Finance Corp., MTN (b)  6.55    6/19/2001      15,000
   30,000   American Honda Finance Corp., MTN (b)  5.71    1/25/2002      30,000
   50,000   Countrywide Home Loan, MTN             5.63    2/01/2002      49,988
   25,000   Household Finance Corp., MTN           6.73   12/07/2001      25,000
   25,000   Household Finance Corp., MTN           6.41    3/29/2001      25,000
   25,000   Household Finance Corp., MTN           5.60    7/20/2001      24,992
   40,000   Household Finance Corp., MTN           5.83   10/25/2001      40,031
--------------------------------------------------------------------------------
                                                                         338,112
--------------------------------------------------------------------------------
            FINANCE - DIVERSIFIED
   50,000   CIT Group Inc., MTN                    6.84   11/02/2001      50,000
   35,000   CIT Group Inc., MTN                    6.63    1/18/2002      35,000
--------------------------------------------------------------------------------
                                                                          85,000
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS - LONG DISTANCE
   30,000   AT&T Corp., CP Notes (a),(b)           5.99    3/08/2001      30,000
   25,000   AT&T Corp., CP Notes (a),(b)           5.70    7/13/2001      25,000
--------------------------------------------------------------------------------
                                                                          55,000
--------------------------------------------------------------------------------
            Total adjustable-rate notes (cost: $849,086)                 849,086
--------------------------------------------------------------------------------
            Total investments (cost: $3,747,720)                      $3,747,720
================================================================================




                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Banks - Major Regional                              15.9%
            Finance - Consumer                                   9.8
            Banks - Money Center                                 8.6
            Electric Utilities                                   7.3
            Asset-Backed Securities                              7.2
            Real Estate - Other                                  5.5
            Health Care - HMOs                                   4.7
            Finance - Diversified                                3.4
            Oil & Gas - Refining/Manufacturing                   3.4
            Health Care - Miscellaneous                          2.7
            Special Assessment/Tax                               2.6
            Manufacturing - Diversified Industries               2.5
            Telecommunications - Long Distance                   2.1
            Hospitals                                            2.0
            Nursing/Continuing Care Centers                      1.9
            Gaming Companies                                     1.7
            Electric/Gas Utilities - Municipal                   1.4
            Tobacco                                              1.4
            Chemicals - Specialty                                1.3
            Manufacturing - Specialized                          1.3
            Paper & Forest Products                              1.2
            Photography - Imaging                                1.1
            Telephones                                           1.1
            Broadcasting - Radio & TV                            1.0
            Electrical Equipment                                 1.0
            Other                                                8.1
                                                               -----
            Total                                              100.2%
                                                               =====






USAA MONEY MARKET FUND

NOTES TO PORTFOLIO OF INVESTMENTS

JANUARY 31, 2001
(UNAUDITED)


GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

(b) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

(c) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. At January 31, 2001, these securities represented 2.6% of the Fund's net assets.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







USAA MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JANUARY 31, 2001
(UNAUDITED)


ASSETS

   Investments in securities                                         $3,747,720
   Cash                                                                  12,646
   Receivables:
      Capital shares sold                                                22,713
      Interest                                                           30,177
      Prepaid expense                                                       567
      Securities sold                                                       576
                                                                     ----------
         Total assets                                                 3,814,399
                                                                     ----------

LIABILITIES

   Securities purchased                                                  49,988
   Capital shares redeemed                                               23,285
   USAA Investment Management Company                                       770
   USAA Transfer Agency Company                                             536
   Accounts payable and accrued expenses                                    268
   Dividends on capital shares                                              405
                                                                     ----------
         Total liabilities                                               75,252
                                                                     ----------
            Net assets applicable to capital shares outstanding      $3,739,147
                                                                     ==========

REPRESENTED BY

   Paid-in capital                                                   $3,739,147
                                                                     ==========
   Capital shares outstanding                                         3,739,147
                                                                     ==========
   Authorized shares of $.01 par value                                4,700,000
                                                                     ==========
   Net asset value, redemption price, and offering price per share   $     1.00
                                                                     ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA MONEY MARKET FUND

STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001
(UNAUDITED)


NET INVESTMENT INCOME

   Interest income                                                     $118,850
                                                                       --------
   Expenses:
      Management fees                                                     4,050
      Transfer agent's fees                                               3,075
      Custodian's fees                                                      468
      Postage                                                               387
      Shareholder reporting fees                                            135
      Directors' fees                                                         1
      Registration fees                                                     134
      Professional fees                                                      31
      Insurance                                                             170
      Other                                                                  37
                                                                       --------
         Total expenses before reimbursement                              8,488
      Expenses reimbursed                                                  (191)
      Expenses paid indirectly                                               (1)
                                                                       --------
         Total expenses after reimbursement and fee offset                8,296
                                                                       --------
            Net investment income                                      $110,554
                                                                       ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED JANUARY 31, 2001,
AND YEAR ENDED JULY 31, 2000
(UNAUDITED)

                                                      1/31/2001      7/31/2000
                                                     --------------------------
FROM OPERATIONS

   Net investment income                             $   110,554    $   179,521
                                                     --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM

   Net investment income                                (110,554)      (179,521)
                                                     --------------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                           2,626,737      5,546,163
   Reinvested dividends                                  107,425        173,763
   Cost of shares redeemed                            (2,422,835)    (5,303,119)
                                                     --------------------------
      Increase in net assets from capital share
        transactions                                     311,327        416,807
                                                     --------------------------
Net increase in net assets                               311,327        416,807

NET ASSETS

   Beginning of period                                 3,427,820      3,011,013
                                                     --------------------------
   End of period                                     $ 3,739,147    $ 3,427,820
                                                     ==========================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                         2,626,737      5,546,163
   Shares issued for dividends reinvested                107,425        173,763
   Shares redeemed                                    (2,422,835)    (5,303,119)
                                                     --------------------------
      Increase in shares outstanding                     311,327        416,807
                                                     ==========================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2001
(UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 of the Securities and Exchange Commission, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended January 31, 2001, custodian fee offset arrangements reduced expenses by $1,000.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million -- $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Prior to January 10, 2001, the funds had two agreements with CAPCO -- $250 million committed and $500 million uncommitted.

Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2001.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases  and proceeds  from  sales/maturities  of  securities  for the
six-month   period   ended   January  31,   2001,   were   $11,249,359,000   and
$10,948,026,000, respectively.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.24% of its annual average net assets.

Effective December 1, 2000, the Manager terminated its voluntary agreement to limit the annual expenses of the Fund to 0.46% of its annual average net assets. The statement of operations for the six-month period ended January 31, 2001, reflects a waiver of a portion of the Fund's management fees up to the date of termination of the agreement.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At January 31, 2001, the Association and its affiliates owned 1,212,000 shares (0.03%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premium and discounts on all fixed-income securities. The Fund already follows this practice; therefore, this requirement will have no impact on the Fund's financial statements.

(8) FINANCIAL HIGHLIGHTS

Per-share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                             JANUARY 31,                                   YEAR ENDED JULY 31,
                            ---------------------------------------------------------------------------------------------
                                2001               2000            1999            1998            1997            1996
                            ---------------------------------------------------------------------------------------------
Net asset value at
   beginning of period      $     1.00         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
Net investment income              .03                .05             .05             .05             .05             .05
Distributions from net
   investment income              (.03)              (.05)           (.05)           (.05)           (.05)           (.05)
                            ---------------------------------------------------------------------------------------------
Net asset value at
   end of period            $     1.00         $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                            =============================================================================================
Total return (%) *                3.18               5.66            4.95            5.45            5.28            5.41
Net assets at
   end of period (000)      $3,739,147         $3,427,820      $3,011,013      $2,491,473      $2,161,691      $1,828,749
Ratio of expenses to
   average net assets (%)          .47(a),(b)         .46(c)          .45             .45             .45             .45
Ratio of expenses
   to average net
   assets excluding
   reimbursement (%)               .48(a),(b)         .48             .48             .48             .49             .51
Ratio of net investment
   income to average
   net assets (%)                 6.22(b)            5.56            4.83            5.32            5.16            5.27

 *  ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.
(a) EFFECTIVE DECEMBER 1, 2000, THE MANAGER TERMINATED ITS VOLUNTARY AGREEMENT TO LIMIT THE FUND'S EXPENSE RATIO TO 0.46% OF THE FUND'S AVERAGE ANNUAL NET ASSETS.
(b) ANNUALIZED. THE RATIO IS NOT NECESSARILY INDICATIVE OF 12 MONTHS OF OPERATIONS.
(c) EFFECTIVE DECEMBER 1, 1999, THE MANAGER VOLUNTARILY AGREED TO LIMIT THE FUND'S EXPENSE RATIO TO 0.46% OF THE FUND'S AVERAGE ANNUAL NET ASSETS.









DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                        LEGAL COUNSEL
USAA Shareholder Account Services     Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road              Exchange Place
San Antonio, Texas 78288              Boston, Massachusetts 02109

CUSTODIAN                             INDEPENDENT AUDITORS
State Street Bank and Trust Company   KPMG LLP
P.O. Box 1713                         112 East Pecan, Suite 2400
Boston, Massachusetts 02105           San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS            INTERNET ACCESS
Call toll free - Central Time         USAA.COM(REGISTERED TRADEMARK)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777








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